ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF SUBSIDIARIES

As of December 31, 2023, the Company’s subsidiaries are as follows:

	Date of	Place of	Percentage
	acquisition/	establishment/	of legal
	registration	incorporation	ownership
Subsidiaries:
Mercurity Fintech Technology Holding Inc. (“MFH Tech”)	July 15, 2022	US	100%
Chaince Securities Inc. (“Chaince”)	April 12, 2023	US	100%
Mercurity Limited	May 21, 2019	British Virgin Islands	100%
Ucon Capital (HK) Limited (“Ucon”)	May 21, 2019	Hong Kong	100%
Beijing Lianji Future Technology Co., Ltd.	May 21, 2019	PRC	100%